Related Party Transactions (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Other payables - shareholders	$ 757,737	$ 195,763
Xianfu Han [Member]
Other payables - shareholders	361,336	91,336
Weili He [Member]
Other payables - shareholders	$ 396,401	$ 104,428